Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000031655
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gator Capital Long/Short Fund
Without Sales Load [Member] | C000031655
Average Annual Return [Line Items]
Average Annual Return, Percent	18.33%	26.25%	8.44%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	15.61%	12.32%
Eurekahedge Long Short Equities Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eurekahedge Long Short Equities Hedge Fund Index
Average Annual Return, Percent	6.27%	8.60%	5.77%